Convertible Notes Payable – Related Party	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable Related Party
Convertible Notes Payable - Related Party

On July 13, 2016, the Company entered into unsecured Convertible Note (“Note”) with Berrard Holdings Limited Partnership (“BHLP”), an entity owned and controlled by a current officer and director, Mr. Berrard, pursuant to which the Company received $191,858. The Note is due on July 13, 2026 and bears interest at 6% per annum. The Note is convertible into common stock, in whole at any time prior to maturity at the option of the holder at the greater of $0.06 per share or 50% of the price per share of the next qualified financing which is defined as $500,000 or greater. The Note is due on July 13, 2026 and bears interest at 6% per annum.

Effective August 31, 2016, the principal amount of the Note was amended to include an additional $5,500 loaned to the Company, on the same terms as the original Note. As of August 31, 2016, the total amount owed was $197,358.

On November 28, 2016, the Company completed its qualified financing at $1.50 per share which established the conversion price per share for the Note of $0.75 per share, resulting in the principal amount of the Note being convertible into 263,144 shares of common stock. As such, November 28, 2016 became the “commitment date” for purposes of determining the value of the Note conversion feature. Given that there was no trading in the Company common stock since July, 2014, other than the purchase by BHLP of 99.5% of the shares in a single transaction, the Company used the Monte Carlo simulation to determine the intrinsic value of the conversion feature of the Note which resulted in a value in excess of the principal amount of the Note. Thus, the Company recorded as a Note discount of $197,358 with the corresponding amount as an addition to paid in capital. The Note discount will be amortized to interest expense until the Note matures in July, 2026 using the effective interest method. The effective interest rate at December 31, 2016 was 7.4%.

As of December 31, 2016, the balance of the note consists of:

December 31, 2016
Principal	$197,358
Less: Debt discount	(196,076)
$1,282

Interest expense on this note for the year ended December 31, 2016 was $5,508 and the amortization of the beneficial conversion feature was $1,282. The holder of the Note has indicated to the Company despite being permitted under the terms of the Note, he will neither request payment of, nor consent to prepayment by the Company of any accrued and unpaid interest.

The debt discount related to the Note creates a timing difference for taxes and results in the creation of a deferred tax liability and a reduction in paid-in-capital of $78,943 assuming a tax rate of 40% of the $197,358 Note discount. Correspondingly, the $1,282 of debt discount amortization in 2016 yields a $513 reduction in the deferred tax liability and is correspondingly reflected as an income tax benefit in the statements of operations.